Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Short-term bank deposits	R$ 66,767	R$ 79,969
Total	R$ 66,767	R$ 79,969	R$ 6,888	R$ 1,199